Property and Equipment	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant, and Equipment:
Property, Plant and Equipment

As of March 31, 2018 and December 31, 2017, property and equipment were as follows:

	March 31, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	43,588	42,538
Personal computers	2,379	2,379
	75,565	74,515
Less: accumulated depreciation	43,515	38,834
Total	$32,050	$35,681

For the three months ended March 31, 2018 and 2017, depreciation expense was $4,681 and $7,257, respectively.

As of December 31, 2017, June 30, 2017, and June 30, 2016, property and equipment consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Vehicles	$29,598	$29,598	$112,817
Furniture and equipment	42,538	41,042	343
Personal computers	2,379	3,315	1,170
	74,515	73,955	114,330
Less: accumulated depreciation	38,834	25,822	22,122
Total	$35,681	$48,133	$92,208